Putnam Short Duration Bond Fund
The fund's portfolio
7/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (63.7%)(a)
	Principal amount	Value
Banking (13.9%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	$4,100,000	$4,196,566
AIB Group PLC 144A sr. unsec. FRN 7.583%, 10/14/26 (Ireland)	1,458,000	1,495,267
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 5.381%, 3/13/29 (Spain)	3,800,000	3,885,454
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	19,600,000	18,212,723
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	20,802,000	21,663,963
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,669,707
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	2,300,000	2,364,085
BNP Paribas SA company guaranty unsec. sub. notes Ser. MTN, 4.25%, 10/15/24 (France)	3,375,000	3,361,981
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,415,000	1,427,604
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,050,362
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	1,295,000	1,320,344
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	3,825,000	3,842,083
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	10,945,000	10,808,452
Credit Agricole SA/London 144A sr. unsec. notes 5.335%, 1/10/30 (France)	1,880,000	1,895,690
Credit Suisse AG/New York, NY sr. unsec. unsub. notes 1.25%, 8/7/26	7,094,000	6,599,341
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	2,111,000	1,965,950
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	5,866,342
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	4,248,000	4,182,052
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	880,000	917,372
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	7,140,774
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	4,000,000	4,083,732
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	3,750,000	3,747,220
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,260,055
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.54%, 5/1/28	6,250,000	6,038,951
JPMorgan Chase & Co. sr. unsec. unsub. notes 1.47%, 9/22/27	3,250,000	3,025,597
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 6.616%, 5/23/25	2,113,000	2,115,223
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	1,765,000	1,783,297
PNC Bank NA unsec. sub. notes Ser. BKNT, 4.05%, 7/26/28	6,300,000	6,117,808
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,729,054
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	2,500,000	2,472,359
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	5,000,000	4,881,786
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	958,000	947,587
UBS Group AG sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	8,677,498
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	5,750,000	5,839,220
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	5,500,000	5,180,945
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.908%, 4/25/26	5,345,000	5,287,927
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	3,000,000	2,948,880

		176,003,251
Basic materials (3.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	265,000	277,435
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,369,000	1,406,227
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	232,000	232,178
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	10,693,000	9,938,299
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,298,582
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	4,244,000	4,093,360
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	8,229,056
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	2,500,000	2,600,455
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.40%, 5/8/28	1,429,000	1,449,096
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,363,131
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	6,996,372
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,393,428

		47,277,619
Capital goods (3.1%)
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	3,760,000	3,810,834
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	870,000	881,280
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	3,000	2,964
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	10,380,000	9,593,632
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	9,914,795
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	1,752,000	1,812,993
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	858,000	876,961
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,599,000	1,473,916
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	5,224,000	5,165,065
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	900,000	916,420
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	5,098,000	4,839,911

		39,288,771
Communication services (4.3%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	4,403,000	4,186,481
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	8,161,000	7,655,658
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,247,000	7,168,191
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	510,000	506,700
Crown Castle, Inc. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	6,822,251
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	686,812
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	5,734,609
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	4,205,000	4,220,156
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,484,000	1,592,230
T-Mobile USA, Inc. company guaranty sr. notes 1.50%, 2/15/26	8,000,000	7,592,534
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.25%, 2/15/26	1,257,000	1,205,174
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	7,000,000	6,733,084

		54,103,880
Consumer cyclicals (6.6%)
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	10,068,274
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	9,847,710
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	3,675,000	3,721,438
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	3,362,000	3,420,540
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	750,000	744,825
Hyundai Capital America 144A sr. unsec. notes 5.30%, 1/8/29 (South Korea)	8,255,000	8,362,537
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	2,590,000	2,740,266
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	1,288,000	1,308,398
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	11,318,000	11,711,665
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	5,824,657
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	700,000	645,299
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	2,420,000	2,231,639
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	5,740,000	5,574,181
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	4,700,000	4,348,115
Tapestry, Inc. sr. unsec. notes 7.05%, 11/27/25	750,000	765,436
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	287,000	281,118
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	2,140,000	2,021,971
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,111,973
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,410,930

		83,140,972
Consumer finance (4.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.10%, 1/15/27 (Ireland)	10,000,000	10,245,131
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	2,900,000	2,740,149
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	2,100,000	2,072,338
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,527,584
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	2,805,000	2,905,732
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	6,485,000	6,520,257
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,860,000	1,868,324
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	8,280,000	8,360,364
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	3,976,457
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	14,066,881

		58,283,217
Consumer staples (3.3%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,601,325
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	1,375,000	1,403,405
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	2,906,120
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	4,040,000	3,908,047
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,660,000	1,504,587
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	6,850,000	6,281,503
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,391,766
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	9,280,996
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	3,897,000	3,962,669

		41,240,418
Energy (1.2%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	5,380,000	5,209,944
Diamondback Energy, Inc. company guaranty sr. unsec. sub. notes 5.15%, 1/30/30	2,195,000	2,230,197
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	3,245,000	3,266,920
ONEOK, Inc. company guaranty sr. unsec. notes 5.65%, 11/1/28	3,000,000	3,093,777
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	766,000	782,654
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	1,194,000	1,195,063

		15,778,555
Financial (1.4%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,679,531
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	10,238,732
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	2,520,000	2,519,901
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	399,000	421,449
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,954,281

		17,813,894
Health care (4.1%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	925,000	937,322
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	9,663,994
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	2,000,000	1,998,511
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	4,720,000	4,785,807
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	4,525,000	4,597,302
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	4,414,000	4,372,889
Elevance Health, Inc. sr. unsec. unsub. notes 1.50%, 3/15/26	2,305,000	2,186,031
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	2,020,000	2,071,051
HCA, Inc. company guaranty sr. unsec. notes 5.20%, 6/1/28	4,800,000	4,851,216
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	543,000	561,744
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	1,267,000	1,292,744
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	5,735,000	5,722,312
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	1,502,000	1,496,720
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	3,000,000	3,021,348
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,211,000	4,007,531

		51,566,522
Insurance (2.5%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	2,580,000	2,591,395
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	11,251,291
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	3,099,035
Corebridge Financial, Inc. sr. unsec. notes 3.65%, 4/5/27	4,715,000	4,572,186
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	2,230,000	2,266,178
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	4,976,725
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,620,575

		31,377,385
Investment banking/Brokerage (5.4%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	4,581,000	4,265,299
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	4,299,000	4,024,815
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	765,000	789,677
Deutsche Bank AG sr. unsec. unsub. notes 6.819%, 11/20/29 (Germany)	2,000,000	2,116,275
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,810,543
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	5,270,000	5,049,361
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	14,038,497
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,773,248
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,445,000	2,468,476
Morgan Stanley sr. unsec. unsub. notes 4.21%, 4/20/28	6,435,000	6,330,881
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	10,737,957
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,755,255

		68,160,284
Real estate (0.7%)
Public Storage sr. unsec. notes 5.125%, 1/15/29(R)	1,745,000	1,788,210
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	2,339,000	2,314,304
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28	2,935,000	2,861,907
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26(R)	1,410,000	1,385,520
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29	365,000	342,871
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	876,000	842,830

		9,535,642
Technology (3.7%)
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	1,150,000	1,166,599
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,191,717
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	885,000	896,163
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	8,130,540
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	1,750,000	1,814,315
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	3,034,666
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,377,320
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	3,400,000	3,226,748
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	3,000,000	2,878,701
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	13,049,547
Workday, Inc. sr. unsec. notes 3.50%, 4/1/27	1,600,000	1,551,212

		47,317,528
Transportation (0.9%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,526,108
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	4,962,328
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,318,027
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	3,195,000	3,235,036

		11,041,499
Utilities and power (4.3%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,684,925
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	1,250,000	1,337,872
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,802,418
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	3,805,000	3,851,776
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	3,000,000	3,082,664
Electricite De France SA 144A sr. unsec. notes 5.70%, 5/23/28 (France)	3,500,000	3,599,126
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	430,000	443,676
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,774,045
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	960,000	971,017
Energy Transfer LP sr. unsec. notes 6.05%, 12/1/26	5,000,000	5,115,460
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,000,000	1,017,637
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	954,992
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	3,500,000	3,395,945
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	780,000	787,758
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	1,653,000	1,664,871
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,911,964
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	785,000	816,538
Pacific Gas and Electric Co. sr. notes 3.00%, 6/15/28	8,686,000	8,103,066
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	1,960,000	2,022,936
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,815,443

		55,154,129

Total corporate bonds and notes (cost $826,580,893)		$807,083,566

MORTGAGE-BACKED SECURITIES (12.6%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$10,703	$11,143
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,113	4,008
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,798	3,540
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	8,781	8,267
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	4,183	4,080

		31,038
Commercial mortgage-backed securities (5.9%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.278%, 12/18/37 (Cayman Islands)	111,116	111,315
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.649%, 6/15/36	3,338,188	3,314,186
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.754%, 11/15/54(WAC)	52,038,987	1,048,133
FRB Ser. 17-BNK8, Class XA, IO, 0.709%, 11/15/50(WAC)	25,440,538	490,303
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.798%, 12/16/36 (Cayman Islands)	3,222,271	3,204,241
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.518%, 11/16/38 (Cayman Islands)	1,146,936	1,143,059
FRB Ser. 21-FL8, Class A, 6.368%, 1/18/36 (Cayman Islands)	692,337	689,253
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.344%, 8/10/49(WAC)	7,552,656	127,505
FRB Ser. 17-CD6, Class XA, IO, 0.872%, 11/13/50(WAC)	17,347,737	330,811
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.595%, 5/10/58(WAC)	29,525,398	571,863
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	152,737	141,861
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.303%, 12/10/44(WAC)	332,000	295,066
FRB Ser. 13-CR13, Class C, 4.948%, 11/10/46(WAC)	991,957	932,780
FRB Ser. 14-CR17, Class C, 4.663%, 5/10/47(WAC)	1,040,000	936,262
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,558,241	2,462,371
FRB Ser. 15-CR25, Class B, 4.517%, 8/10/48(WAC)	3,315,000	3,198,968
FRB Ser. 15-CR26, Class XA, IO, 0.888%, 10/10/48(WAC)	38,107,344	216,880
FRB Ser. 14-CR20, Class XA, IO, 0.859%, 11/10/47(WAC)	31,233,621	312
FRB Ser. 15-LC21, Class XA, IO, 0.61%, 7/10/48(WAC)	56,306,296	160,946
CSAIL Commercial Mortgage Trust
Ser. 16-C6, Class AS, 3.346%, 1/15/49	1,876,000	1,752,611
Ser. 15-C1, Class XA, IO, 0.787%, 4/15/50(WAC)	41,669,274	43,115
FRB Ser. 18-CX12, Class XA, IO, 0.544%, 8/15/51(WAC)	169,188,371	3,181,469
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.674%, 12/15/49(WAC)	66,094,592	737,715
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.355%, 8/10/44(WAC)	2,993,229	2,710,614
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.568%, 9/25/27(WAC)	36,816,638	1,532,408
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.366%, 3/25/27(WAC)	17,882,000	567,542
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.883%, 6/25/26(WAC)	30,676,961	181,786
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.627%, 10/25/26(WAC)	65,038,942	687,058
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	369,388,387	153,998
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.692%, 11/16/36 (Cayman Islands)	2,773,160	2,757,148
Government National Mortgage Association FRB Ser. 21-17, IO, 1.051%, 1/16/61	17,853,797	1,382,200
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	2,956,924	2,791,278
GS Mortgage Securities Trust FRB Ser. 14-GC24, Class XA, IO, 0.542%, 9/10/47(WAC)	40,287,062	403
GS Mortgage Securities Trust 144A Ser. 10-C1, Class B, 5.148%, 8/10/43	126,997	126,772
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 3.939%, 7/15/45(WAC)	2,004,418	1,848,590
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	1,111,955	1,041,554
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	532,000	492,697
FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47(WAC)	173,000	150,853
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	94,429	32,767
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.548%, 7/16/36 (Cayman Islands)	2,139,809	2,121,049
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C9, Class C, 3.723%, 5/15/46(WAC)	3,168,000	2,777,021
FRB Ser. 15-C26, Class XA, IO, 0.959%, 10/15/48(WAC)	45,580,546	197,268
FRB Ser. 17-C34, Class XA, IO, 0.767%, 11/15/52(WAC)	226,704,927	4,104,062
FRB Ser. 16-C32, Class XA, IO, 0.645%, 12/15/49(WAC)	91,738,961	1,153,544
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.638%, 8/15/45(WAC)	2,277,141	2,089,755
FRB Ser. 13-C9, Class D, 3.811%, 5/15/46(WAC)	1,481,000	1,241,819
FRB Ser. 13-C7, Class XB, IO, 0.116%, 2/15/46(WAC)	1,587,798	16
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.805%, 12/15/51(WAC)	58,781,335	1,708,850
FRB Ser. 16-UB12, Class XA, IO, 0.646%, 12/15/49(WAC)	25,541,620	296,612
FRB Ser. 18-L1, Class XA, IO, 0.486%, 10/15/51(WAC)	76,111,568	1,240,322
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.448%, 1/25/37	1,751,000	1,739,056
FRB Ser. 22-FL8, Class A, 6.998%, 1/25/37	1,559,102	1,563,547
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.095%, 5/19/38 (Bermuda)	2,205,000	2,211,704
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 0.98%, 12/15/50(WAC)	16,369,257	438,752
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 6.898%, 6/16/36	4,199,000	4,170,874
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	18,125	55
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-BNK1, Class XA, IO, 1.708%, 8/15/49(WAC)	21,383,425	503,560
FRB Ser. 19-C50, Class XA, IO, 1.404%, 5/15/52(WAC)	15,340,875	738,882
FRB Ser. 17-C41, Class XA, IO, 1.152%, 11/15/50(WAC)	23,032,591	694,727
FRB Ser. 18-C48, Class XA, IO, 0.934%, 1/15/52(WAC)	19,620,933	654,784
FRB Ser. 16-C37, Class XA, IO, 0.776%, 12/15/49(WAC)	5,040,251	70,183
FRB Ser. 18-C44, Class XA, IO, 0.705%, 5/15/51(WAC)	70,714,907	1,528,425
FRB Ser. 15-LC20, Class XB, IO, 0.478%, 4/15/50(WAC)	10,567,000	29,378
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.951%, 7/15/46(WAC)	763,000	277,656
WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C10, Class C, 4.311%, 12/15/45(WAC)	267,000	212,517
FRB Ser. 14-C22, Class XA, IO, 0.637%, 9/15/57(WAC)	13,212,438	255
FRB Ser. 14-C23, Class XA, IO, 0.479%, 10/15/57(WAC)	47,695,951	477
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 4.978%, 6/15/44(WAC)	1,224,000	1,071,092

		74,384,935
Residential mortgage-backed securities (non-agency) (6.7%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	5,944,747	6,088,585
Angel Oak Mortgage Trust 144A
Ser. 23-3, Class A1, 4.80%, 9/26/67	789,350	785,884
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	510,353	483,018
Ser. 21-5, Class A2, 1.208%, 7/25/66(WAC)	3,400,019	2,918,893
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	472,348	460,557
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	132,323	125,293
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.064%, 9/25/45	72,799	66,498
Bellemeade Re, Ltd. 144A FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 6.747%, 9/25/31 (Bermuda)	1,004,413	1,006,392
BRAVO Residential Funding Trust 144A
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	2,539,936	2,567,196
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	168,897	162,495
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	3,766,000	3,524,787
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.022%, 5/25/35(WAC)	53,214	51,852
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (CME Term SOFR 1 Month + 0.73%), 6.084%, 4/25/35	69,854	61,866
Cross Mortgage Trust 144A Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	7,919,470	7,991,056
CSMC Trust 144A Ser. 20-RPL5, Class A1, 4.722%, 8/25/60(WAC)	517,553	515,487
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.162%, 4/25/28	4,102,930	4,242,931
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (US 30 Day Average SOFR + 4.76%), 10.112%, 10/25/28	160,824	169,587
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 9.047%, 9/25/42	46,000	49,033
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.297%, 6/25/42	1,726,097	1,776,888
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.997%, 7/25/42	2,371,525	2,437,786
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.647%, 8/25/42	241,657	247,367
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.547%, 5/25/42	1,397,347	1,420,110
Structured Agency Credit Risk Debt FRN Ser. 19-HQA2, Class M2, (US 30 Day Average SOFR + 2.05%), 7.512%, 4/25/49	4,700	4,791
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.497%, 9/25/42	65,902	66,702
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.447%, 3/25/42	8,681	8,769
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.447%, 10/25/33	293,000	298,675
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.347%, 6/25/43	144,822	145,985
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.347%, 4/25/42	330,417	335,213
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.197%, 11/25/43	201,173	204,047
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.147%, 11/25/41	344,000	347,510
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.997%, 1/25/34	73,848	74,387
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.697%, 2/25/44	239,456	240,470
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.647%, 2/25/42	9,564	9,604
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 6.597%, 5/25/44	230,278	230,828
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.347%, 1/25/42	358,773	359,161
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.197%, 9/25/41	405,113	404,050
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.412%, 8/25/28	33,914	35,641
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.212%, 8/25/28	1,737	1,831
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.362%, 10/25/28	84,454	88,918
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.162%, 4/25/28	3,499,730	3,671,973
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.262%, 2/25/30	177,000	183,649
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.112%, 2/25/30	470,640	474,744
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.812%, 1/25/31	619,096	633,588
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.662%, 8/25/30	37,815	38,536
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust IFB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 8.847%, 3/25/42	15,000	15,813
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 8.447%, 3/25/42	26,000	27,056
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.347%, 1/25/42	2,400,000	2,472,990
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.298%, 6/25/42	505,005	522,067
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.097%, 5/25/42	153,164	157,652
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.912%, 7/25/31	5,843	5,844
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.897%, 7/25/42	251,410	259,487
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.848%, 9/25/42	2,370,941	2,419,157
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.612%, 11/25/39	220,336	224,197
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.447%, 3/25/42	1,155,388	1,174,624
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.347%, 3/25/42	1,866,790	1,896,943
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.298%, 9/25/43	84,037	84,709
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.247%, 12/25/41	468,000	474,577
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.997%, 12/25/41	133,000	134,279
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.547%, 1/25/42	1,377,619	1,379,588
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.498%, 3/25/44	109,548	109,719
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.447%, 2/25/44	23,713	23,733
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.447%, 5/25/44	122,913	123,103
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.347%, 12/25/41	1,473,308	1,473,616
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.197%, 12/25/41	14,248	14,233
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	718,464	713,877
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (CME Term SOFR 1 Month + 0.27%), 5.624%, 11/25/36	240,820	237,533
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60(WAC)	1,536,424	1,443,896
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	922,026	884,204
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	306,819	291,080
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.824%, 5/25/36	460,712	101,408
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56(WAC)	1,586,790	1,383,758
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.044%, 3/25/54	1,076,097	1,085,815
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64(WAC)	1,251,000	1,260,271
Legacy Mortgage Asset Trust 144A
Ser. 21-GS1, Class A1, 4.892%, 10/25/66	3,401,671	3,398,405
Ser. 21-GS3, Class A1, 4.75%, 7/25/61	1,656,084	1,658,104
Ser. 21-GS4, Class A1, 1.65%, 11/25/60	2,654,247	2,634,720
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49(WAC)	570,240	528,505
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.818%, 8/26/47(WAC)	637,004	635,603
Morgan Stanley Residential Mortgage Loan Trust 144A
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 6.701%, 7/25/54	898,000	899,677
Ser. 24-NQM1, Class A1, stepped-coupon 6.152% (7.152%, 2/1/28), 12/25/68(STP)	2,448,602	2,470,637
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.364%, 1/25/48	145,837	142,943
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	1,539,136	1,442,500
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	604,368	566,866
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	163,429	152,765
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.514%, 10/25/34	74,548	73,257
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 6.786%, 7/25/54	2,675,806	2,677,343
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	50,182	49,351
Ser. 21-1R, Class A1, 0.859%, 1/25/65(WAC)	115,849	108,754
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26(WAC)	853,061	851,474
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.314%, 5/25/47	375,647	296,732
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 5.289%, 12/26/50	62,021	62,019
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	689,676	690,271
Ser. 19-INV3, Class A3, 4.10%, 11/25/59(WAC)	599,303	586,355

		85,334,143

Total mortgage-backed securities (cost $167,680,752)		$159,750,116

ASSET-BACKED SECURITIES (5.6%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 21-1, Class A, 0.90%, 11/15/26	$2,313,000	$2,282,513
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	3,568,276	3,573,741
Capital One Multi-Asset Execution Trust Ser. 22-A2, Class A, 3.49%, 5/15/27	6,387,000	6,302,487
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	5,902,000	5,918,608
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	6,412,000	6,321,104
Ford Credit Auto Owner Trust
Ser. 24-B, Class A3, 5.10%, 4/15/29	1,741,000	1,761,803
Ser. 24-A, Class A3, 5.09%, 12/15/28	3,573,000	3,603,784
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	6,328,000	6,261,883
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	4,175,000	4,137,605
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	5,549,764	5,561,558
Ser. 24-1, Class A3, 5.21%, 8/15/28	5,500,000	5,548,464
Hyundai Auto Receivables Trust Ser. 23-C, Class A2A, 5.80%, 1/15/27	5,170,358	5,182,119
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.314%, 10/22/24	2,828,000	2,830,121
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.714%, 7/25/51 (Ireland)	289,984	288,586
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	4,475,000	4,467,128
Station Place Securitization Trust 144A FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 6.25%, 8/4/25	4,500,000	4,497,098
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	872,192	874,183
Ser. 21-1, Class A3, 1.02%, 6/22/26	1,084,937	1,067,999

Total asset-backed securities (cost $70,084,282)		$70,480,784

COLLATERALIZED LOAN OBLIGATIONS (2.4%)(a)
	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.244%, 10/20/34 (Cayman Islands)	$1,600,000	$1,603,820
AIMCo CLO 11, Ltd. 144A FRB Ser. 21-11A, Class AR, (CME Term SOFR 3 Month + 1.39%), 6.677%, 10/17/34 (Cayman Islands)	1,500,000	1,502,978
AIMCo CLO 17, Ltd. 144A FRB Ser. 24-17A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 6.654%, 7/20/37 (Jersey)	1,500,000	1,501,125
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.741%, 4/15/35 (Cayman Islands)	2,000,000	2,002,823
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 7/20/34	1,350,000	1,352,472
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	1,500,000	1,508,505
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.794%, 11/22/34 (Cayman Islands)	854,000	855,092
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.733%, 10/15/34 (Cayman Islands)	1,206,000	1,207,576
CQS US CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 3 Month + 1.48%), 6.764%, 1/20/35 (Cayman Islands)	1,500,000	1,502,578
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.774%, 7/20/34 (Cayman Islands)	334,000	334,428
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.396%, 7/25/34 (Cayman Islands)	1,650,000	1,651,100
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1, (CME Term SOFR 3 Month + 1.51%), 6.813%, 8/26/34 (Cayman Islands)	2,000,000	2,002,386
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.853%, 1/15/35 (Cayman Islands)	1,655,000	1,655,430
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 6.723%, 7/18/38 (Cayman Islands)	2,000,000	1,999,901
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 6.792%, 7/20/37 (Cayman Islands)	1,250,000	1,249,984
OHA Credit Funding, Ltd. 144A FRB Ser. 22-7A, Class AR, (CME Term SOFR 3 Month + 1.30%), 6.579%, 2/24/37 (Cayman Islands)	1,250,000	1,252,440
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.934%, 1/20/34 (Cayman Islands)	1,075,000	1,076,344
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.194%, 4/20/34 (Cayman Islands)	1,200,000	1,201,660
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.696%, 10/25/34 (Cayman Islands)	1,250,000	1,249,438
Voya CLO, Ltd. 144A FRB Ser. 21-1A, Class AR, (CME Term SOFR 3 Month + 1.41%), 6.698%, 7/16/34 (Cayman Islands)	1,500,000	1,502,807
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 6.76%, 7/15/37 (Cayman Islands)	1,250,000	1,249,656
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 6.964%, 10/20/34	1,500,000	1,503,192

Total collateralized loan obligations (cost $30,866,445)		$30,965,735

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (0.2%)
Federal National Mortgage Association Pass-Through Certificates
5.28%, 12/1/28	$1,308,000	$1,336,835
2.73%, 9/1/29	1,594,000	1,479,278

		2,816,113

Total U.S. government and agency mortgage obligations (cost $2,751,101)		$2,816,113

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27(i)	$106,000	$101,032

Total U.S. treasury obligations (cost $101,032)		$101,032

SHORT-TERM INVESTMENTS (10.6%)(a)
		Principal amount/shares	Value
Alimentation Couche-Tard, Inc. commercial paper 5.499%, 8/23/24 (Canada)		$2,390,000	$2,381,545
Autonation, Inc. commercial paper 5.801%, 8/1/24		12,800,000	12,797,896
Aviation Capital Group, LLC commercial paper 5.731%, 8/1/24		9,295,000	9,293,581
Bell Canada commercial paper 5.598%, 9/25/24 (Canada)		2,835,000	2,811,076
Conagra Brands, Inc. commercial paper 5.876%, 8/6/24		4,140,000	4,136,095
FMC Corp. commercial paper 6.130%, 8/20/24		2,755,000	2,745,687
FMC Corp. commercial paper 5.951%, 8/1/24		10,065,000	10,063,312
Putnam Short Term Investment Fund Class P 5.47%(AFF)	Shares	72,910,542	72,910,542
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%(P)	Shares	250,000	250,000
Targa Resources Corp. commercial paper 5.801%, 8/1/24		$12,675,000	12,672,965
U.S. Treasury Bills 5.379%, 8/27/24(SEGSF)		400,000	398,475
VW Credit, Inc. commercial paper 5.604%, 8/12/24		4,300,000	4,292,202

Total short-term investments (cost $134,762,593)			$134,753,376
TOTAL INVESTMENTS

Total investments (cost $1,232,827,098)			$1,205,950,722

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/24 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$492,871,000	$4,871,044	(E)	$(1,704,760)	9/18/26	US SOFR — Annually	4.50% — Annually	$3,166,284
		172,577,000	5,548,523	(E)	3,194,892	9/18/29	4.30% — Annually	US SOFR — Annually	(2,353,631)

	Total				$1,490,132				$812,653
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 7/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$2,939	$19,132	$2,476	5/11/63	300 bp — Monthly	$475
	CMBX NA BBB-.6 Index	CCC/P	5,604	41,378	5,354	5/11/63	300 bp — Monthly	274
	CMBX NA BBB-.6 Index	CCC/P	11,483	82,756	10,709	5/11/63	300 bp — Monthly	822
	CMBX NA BBB-.6 Index	CCC/P	10,944	85,425	11,054	5/11/63	300 bp — Monthly	(60)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	20,343	60,513	15,334	5/11/63	500 bp — Monthly	5,068
	CMBX NA BB.7 Index	CCC/P	6,533	15,157	4,994	1/17/47	500 bp — Monthly	1,554
	CMBX NA BBB-.7 Index	B-/P	42,634	239,801	42,181	1/17/47	300 bp — Monthly	593
	Goldman Sachs International
	CMBX NA A.7 Index	B-/P	1,855	9,470	1,631	1/17/47	200 bp — Monthly	227
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	CCC-/P	22,651	22,757	5,767	5/11/63	500 bp — Monthly	16,907
	CMBX NA BB.7 Index	CCC/P	627,249	882,540	290,797	1/17/47	500 bp — Monthly	337,309
	Merrill Lynch International
	CMBX NA BBB-.6 Index	CCC/P	269	445	58	5/11/63	300 bp — Monthly	212
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	B-/P	346	1,671	288	1/17/47	200 bp — Monthly	59
	CMBX NA BB.6 Index	CCC-/P	20,116	58,444	14,810	5/11/63	500 bp — Monthly	5,363

Upfront premium received			772,966		Unrealized appreciation			368,863

Upfront premium (paid)			—		Unrealized (depreciation)			(60)

	Total		$772,966				Total	$368,803
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2024. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 7/31/24 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$11,142	$1,919	1/17/47	(200 bp) — Monthly	$1,618
	CMBX NA BB.6 Index	(29,849)	116,888	29,619	5/11/63	(500 bp) — Monthly	(343)
	CMBX NA BB.7 Index	(62,824)	194,283	64,016	1/17/47	(500 bp) — Monthly	1,003
	CMBX NA BB.7 Index	(57,255)	177,059	58,341	1/17/47	(500 bp) — Monthly	914
	CMBX NA BBB-.6 Index	(9,679)	67,628	8,751	5/11/63	(300 bp) — Monthly	(968)
	Credit Suisse International
	CMBX NA BBB-.6 Index	(42,991)	161,507	20,899	5/11/63	(300 bp) — Monthly	(22,187)
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,333)	24,826	6,291	5/11/63	(500 bp) — Monthly	(2,066)
	CMBX NA BB.7 Index	(42,568)	102,653	33,824	1/17/47	(500 bp) — Monthly	(8,843)
	CMBX NA BBB-.7 Index	(13,164)	49,805	8,761	1/17/47	(300 bp) — Monthly	(4,433)
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	189,535	33,339	1/17/47	(300 bp) — Monthly	(63,259)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	232,175	76,502	1/17/47	(500 bp) — Monthly	17,813
	CMBX NA BBB-.7 Index	(82)	461	81	1/17/47	(300 bp) — Monthly	(1)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(84,058)	191,527	63,108	1/17/47	(500 bp) — Monthly	(21,136)

Upfront premium received		—			Unrealized appreciation		21,348

Upfront premium (paid)		(506,051)			Unrealized (depreciation)		(123,236)

	Total	$(506,051)				Total	$(101,888)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,267,806,920.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$28,397,200	$669,112,517	$624,599,175	$2,217,273	$72,910,542

	Total Short-term investments	$28,397,200	$669,112,517	$624,599,175	$2,217,273	$72,910,542
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management and Franklin Advisers, as applicable. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $330,672.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund's investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $2,880,501 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $291,914 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $330,672 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$70,480,784	$—
Collateralized loan obligations	—	30,965,735	—
Corporate bonds and notes	—	807,083,566	—
Mortgage-backed securities	—	159,750,116	—
U.S. government and agency mortgage obligations	—	2,816,113	—
U.S. treasury obligations	—	101,032	—
Short-term investments	250,000	134,503,376	—

Totals by level	$250,000	$1,205,700,722	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(677,479)	$—
Credit default contracts	—	—	—

Totals by level	$—	$(677,479)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$695,200,000
OTC credit default contracts (notional)	$3,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com